FEDERAL AND STATE INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
FEDERAL AND STATE INCOME TAXES

NOTE 8 – FEDERAL AND STATE INCOME TAXES

                The following table presents components of income tax expense attributable to continuing operations for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):

	2011	2010	2009
Current:
Federal	$1,734	$1,873	$1,569
State	-	-	-
Total current	1,734	1,873	1,569
Deferred:
Federal	(138)	(726)	(107)
State	(61)	(144)	(9)
Total deferred	(199)	(870)	(116)
Total provision for income	$1,535	$1,003	$1,453

Deferred Tax Effects of Principal Temporary Differences	2011	2010	2009
Allowance for possible loan losses	$3,519	$3,604	$3,415
Deferred compensation	2,234	2,050	1,861
Write down of other real estate	1,621	1,052	15
Amortization of core deposit intangible	575	727	878
Recognition of nonaccrual loan income	66	90	264
Unrealized gains (losses) on available-for-sale securities	(1,892)	506	(466)
Deferred post-retirement benefit	1,924	1,883	1,955
Accelerated depreciation	(562)	(282)	(251)
Amortization of goodwill	(2,152)	(1,937)	(1,722)
Alternative Minimum Tax	422	345	328
Dividend Income - F&M West	(241)	(244)	(248)
Prepaid expense	49	-	-
Other	(410)	(442)	(520)
Net deferred tax asset	$5,153	$7,352	$5,509

Reconciliation of Total Income Taxes Reported with the Amount of Income Taxes Computed at the
Federal Statutory Rate (34% Each Year)	2011	2010	2009
Tax expense at statutory rate	$3,319	$2,791	$3,372
Increase (decrease) in taxes resulting from:
Tax exempt interest	(1,533)	(1,635)	(1,739)
Nondeductible interest expense	45	70	99
Employee benefits	(244)	(286)	(233)
Other nondeductible expenses
(nontaxable income) - net	55	56	54
State income taxes net of federal tax benefit	(40)	(95)	(6)
Dividend income exclusion	(52)	(51)	(48)
Other	(15)	153	(46)
Total provision for income taxes	$1,535	$1,003	$1,453

Effective tax rate	15.7%	12.2%	14.7%

 The Corporation and one of its subsidiaries file consolidated income tax returns with the Internal Revenue Service and State of Tennessee.  The Corporation is not subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2008.  There was no valuation allowance for deferred tax assets at December 31, 2011 and 2010.  Management believes it is more-likely-than-not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

The Corporation did not have any liability for unrecognized tax benefits as of December 31, 2011 or 2010.